Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	$ 20,983	$ 27,048
Cash and cash equivalents	15,246	13,426	$ 15,613
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	11,146	14,625
Cash and cash equivalents	12,003	9,555
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	4,505	7,323
Cash and cash equivalents	4	4
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	3,415	3,272
Cash and cash equivalents	32	519
AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,053	1,055
Cash and cash equivalents	573	1,011
CAD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	635	597
Cash and cash equivalents	2,455	2,131
Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	229	176
Cash and cash equivalents	$ 179	$ 206